Concentrations (Tables)	12 Months Ended
Dec. 31, 2025
Concentrations [Abstract]
Schedule of Concentrations

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2023, 2024 and 2025:

	For the Years Ended December 31,
	2023	2024	2025
Customer A	—	—	59%
Customer B	—	12%	11%
Customer C	—	13%	—
Customer D	—	11%	—
Customer E	15%	—	—
Customer F	12%	—	—

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the years ended December 31, 2023, 2024 and 2025:

	For the Years Ended December 31,
	2023	2024	2025
Supplier A	—	—	20%
Supplier B	—	—	15%
Supplier C	—	—	14%
Supplier D	38%	—	—
Supplier E	14%	—	—
Supplier F	—	29%	—